Quarterly Report | July 31, 20261

IDX ETF FundsIDX Dynamic Fixed Income ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

	Shares	Value
Exchange Traded Funds - 99.31%
Corporate - 46.18%
iShares 1-5 Year Investment Grade Corporate Bond ETF	65,384	$3,410,429
iShares iBoxx High Yield Corporate Bond ETF	35,979	2,859,611
PIMCO Multisector Bond Active ETF	431,764	11,290,629
VanEck Fallen Angel High Yield Bond ETF	293,253	8,480,877
		26,041,546

Government - 15.07%
iShares 1-3 Year Treasury Bond ETF	34,751	2,849,582
iShares 3-7 Year Treasury Bond ETF	24,336	2,834,657
iShares 7-10 Year Treasury Bond ETF	30,264	2,813,039
		8,497,278

Other Fixed Income - 38.06%
AAA CLO ETF	112,449	5,678,674
Simplify MBS ETF	173,768	8,413,846
VanEck CLO ETF	53,838	2,852,876
Vanguard Short-Term Inflation-Protected Securities Index Fund	90,865	4,512,356
		21,457,752

Total Exchange Traded Funds - 99.31% - (Cost: $56,821,401)		55,996,576

Total Investments - 99.31% - (Cost: $56,821,401)		55,996,576
Other assets, net of liabilities - 0.69%		389,435
Net Assets - 100.00%		$56,386,011

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IDX ETF FundsIDX Dynamic Fixed Income ETF

Schedule of InvestmentsJuly 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Exchange Traded Funds	$55,996,576	$—	$—	$55,996,576
Total Investments	$55,996,576	$—	$—	$55,996,576

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $56,821,401, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,154
Gross unrealized depreciation	(826,978)
Net unrealized appreciation (depreciation)	$(824,825)